GOODWILL AND INTANGIBLE ASSETS (Tables) (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
Schedule of Intangible Assets

	December 31,
	2012	2011
Cost:
Customer relationships	$865	$865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Accumulated amortization and impairment charges:
Customer relationships	865	865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Amortized cost	$-	$-

Schedule of Changes in the Carrying Amount of Goodwill

	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Total

Balance as of January 1, 2011	$1,156	-	-	$1,156

Effect of changes in exchange rate	(114)	-	-	(114)

Balance as of December 31, 2011	1,042	-	-	1,042

Effect of changes in exchange rate	(27)	-	-	(27)
Goodwill impairment	(1,015)	-	-	(1,015)
Balance as of December 31, 2012	-	-	-	-

Goodwill, gross, at December 31, 2012	1,015	456	4,091	5,562
Accumulated impairment losses	(1,015)	(456)	(4,091)	(5,562)
Goodwill, net, at December 31, 2012	$-	$-	$-	$-